Reconciliation of Segment Assets to Total Assets (Detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	$ 36,398,084	$ 47,941,866	$ 62,037,465
Investments in equity method investees		81,473
Investment, at cost	1,404,987	1,300,000
Promissory note		1,100,000
Rediff.com India Employee trust	45,931	44,880
Total assets	37,849,002	50,468,219
Operating Segments | India Online Business
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	35,577,371	44,457,954	57,334,942
Operating Segments | US Publishing Business
Segment Reporting, Asset Reconciling Item [Line Items]
Segment reporting assets	$ 820,713	$ 3,483,912	$ 4,702,523